Benefit Plans Benefit Plans - Future Benefit Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Amount of net prior service credit	$ 0.0
Amount of net loss	5.5
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
2016	27.2
2017	27.4
2018	27.9
2019	28.4
2020	29.2
2021-2025	155.5
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Amount of net prior service credit	0.0
Amount of net loss	0.2
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
2016, gross	1.4
2017, gross	1.4
2018, gross	1.3
2019, gross	1.3
2020, gross	1.2
2021-2025, gross	5.4
2016, net	1.3
2017, net	1.3
2018, net	1.2
2019, net	1.2
2020, net	1.1
2021-2025, net	$ 4.9